Expenses - Components of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of sales	$ 3,238,312	$ 3,111,924
Selling and distribution	498,552	522,539
Administrative expenses	81,657	68,131
Total expenses by function	3,818,521	3,702,594
Cost of raw materials and purchased methanol	2,789,921	2,739,817
Ocean freight and other logistics	325,893	356,520
Employee expenses, including share-based compensation	219,012	210,849
Other expenses	111,275	32,324
Cost of sales and operating expenses	3,446,101	3,339,510
Depreciation and amortization	372,420	363,084
Total expenses by nature	$ 3,818,521	$ 3,702,594